Schedule of earnings (loss) per share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance, beginning of period	41,535,755	37,693,710
Effect of shares issued from private placement	3,404,435	752,888
Effect of shares issued from warrant exercises	1,022,776
Weighted average number of basic Common Shares	45,962,966	38,446,598
Effect of share options outstanding	388,722
Effect of RSUs outstanding	2,520,355
Effect of warrants outstanding	1,652,761
Weighted average number of diluted Common Shares	50,524,804	38,446,598